Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Reducer	$ 1,749,133	$ 1,128,126	$ 1,004,948
Contract manufacturing and consulting services		4,260,888	8,507,848
Total Revenue	1,749,133	5,389,014	9,512,796
COST OF GOODS SOLD	366,258	3,477,821	7,091,761
GROSS PROFIT	1,382,875	1,911,193	2,421,035
EXPENSES
Selling expenses	1,353,165	886,226	696,638
General and administrative expenses	16,438,936	15,684,783	19,182,787
Product development and clinical trials expenses	16,060,857	17,489,092	19,364,503
Total Expenses	33,852,958	34,060,101	39,243,928
OPERATING LOSS	(32,470,083)	(32,148,908)	(36,822,893)
OTHER (EXPENSE)/INCOME
Interest income	183,065	355,806	177,761
Gain on sale of assets	238,907		65,095,733
Damages provision		(738,021)	(111,781,096)
(Loss)/gain on foreign exchange	(175,054)	2,726,728	(273,746)
Unrealized (loss)/gain on derivative liability and convertible note	(814,827)	10,732,089
Realized loss on exercise of warrants and convertible note	(28,003,594)
Amortization of deferred loss	(46,894,189)	(3,351,987)
Unrealized gain on damages provision			(2,690,129)
Total Other (Expense)/Income	(75,465,692)	9,724,615	(49,471,477)
LOSS BEFORE TAX	(107,935,775)	(22,424,293)	(86,294,370)
Tax expense	107,093	484,428	200,523
LOSS FOR THE YEAR	(108,042,868)	(22,908,721)	(86,494,893)
OTHER COMPREHENSIVE INCOME FOR THE YEAR
Exchange difference on translation other than for damages provision		(1,950,396)	1,406,842
Fair market value changes in convertible note due to changes in own credit risk	(1,009,592)		2,690,129
TOTAL OTHER COMPREHENSIVE INCOME FOR THE PERIOD	(1,009,592)	(1,950,396)	4,096,971
LOSS AND OTHER COMPREHENSIVE LOSS FOR THE YEAR	$ (109,052,460)	$ (24,859,117)	$ (82,397,922)
LOSS PER SHARE
Basic and diluted loss per share	$ (7.63)	$ (28.10)	$ (128.21)